Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Communication Services - 5.5%
61,210	Alphabet, Inc. - Class A (a)	$165,638,545
47,285	Alphabet, Inc. - Class C (a)	128,330,071
633,700	Baidu, Inc. - ADR (a)	101,227,238
957,182	comScore, Inc. (a)	2,900,262
121,600	Electronic Arts, Inc.	16,131,456
302,000	IMAX Corp. (a)	5,209,500
113,620	Live Nation Entertainment, Inc. (a)	12,442,526
75,100	Meta Platforms, Inc. - Class A (a)	23,525,826
55,000	Nintendo Co. Ltd. - JPY	26,952,292
50,000	Take-Two Interactive Software, Inc. (a)	8,167,000
15,300	Walt Disney Co. (The) (a)	2,187,441
		492,712,157

	Consumer Discretionary - 12.2%
1,206,300	Alibaba Group Holding Ltd. - ADR (a)	151,740,477
12,750	Amazon.com, Inc. (a)	38,141,242
499,498	Bath & Body Works, Inc.	28,006,853
138,900	Brinker International, Inc. (a)	4,612,869
75,600	Burlington Stores, Inc. (a)	17,911,908
656,900	Capri Holdings Ltd. (a)	39,459,983
837,500	CarMax, Inc. (a)	93,104,875
1,279,346	Carnival Corp. (a)	25,343,844
1,000	Dollar General Corp.	208,480
133,400	Dollar Tree, Inc. (a)	17,504,748
32,500	DoorDash, Inc. - Class A (a)	3,688,425
161,210	eBay, Inc.	9,683,885
1,801,971	Entain PLC - GBP (a)	39,011,500
1,312,763	iRobot Corp. (a)	86,012,232
78,400	Las Vegas Sands Corp. (a)	3,433,920
247,900	Leslie’s, Inc. (a)	5,163,757
49,400	Marriott International, Inc. - Class A (a)	7,959,328
3,330,630	Mattel, Inc. (a)	69,676,780
95,000	MGM Resorts International	4,058,400
633,800	Norwegian Cruise Line Holdings Ltd. (a)	13,202,054
46,400	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,224,416
4,300	O’Reilly Automotive, Inc. (a)	2,802,525
111,600	Ross Stores, Inc.	10,908,900
589,471	Royal Caribbean Cruises Ltd. (a)	45,866,739
1,294,764	Sony Group Corp. - ADR	144,573,348
189,300	Tesla, Inc. (a)	177,321,096
208,400	TJX Cos., Inc. (The)	14,998,548
166,699	Victoria’s Secret & Co. (a)	9,306,805
405,300	Xometry, Inc. - Class A (a)	20,913,480
		1,086,841,417

	Consumer Staples - 0.3%
200,000	Altria Group, Inc.	10,176,000
102,000	BJ’s Wholesale Club Holdings, Inc. (a)	6,269,940
239,200	Grocery Outlet Holding Corp. (a)	6,070,896
		22,516,836

	Energy - 2.3%
745,000	Coterra Energy, Inc.	16,315,500
117,700	EOG Resources, Inc.	13,121,196
528,521	Hess Corp.	48,777,203
467,000	Pioneer Natural Resources Co.	102,221,630
1,975,000	Southwestern Energy Co. (a)	8,690,000
6,291,104	Transocean Ltd. (a)	19,816,978
		208,942,507

	Financials - 10.6%
881,600	Bank of America Corp.	40,677,024
1,748,713	Charles Schwab Corp. (The)	153,362,130
477,500	Citigroup, Inc.	31,094,800
54,700	CME Group, Inc. - Class A	12,553,650
670,160	Discover Financial Services	77,571,020
213,400	JPMorgan Chase & Co.	31,711,240
23,500	MarketAxess Holdings, Inc.	8,095,280
1,773,432	Morgan Stanley	181,847,717
492,400	Northern Trust Corp.	57,433,536
1,730,925	Raymond James Financial, Inc.	183,253,030
100,000	Tradeweb Markets, Inc. - Class A	8,477,000
3,065,500	Wells Fargo & Co.	164,923,900
		951,000,327

	Health Care - 28.0%
274,818	Abbott Laboratories	35,028,302
704,900	ABIOMED, Inc. (a)	208,558,763
181,750	Agilent Technologies, Inc.	25,321,410
63,060	Alcon, Inc.	4,841,747
447,010	Alkermes PLC (a)	11,398,755
756,140	Amgen, Inc.	171,749,640
101,200	Arena Pharmaceuticals, Inc. (a)	9,308,376
2,507,410	AstraZeneca PLC - ADR	145,956,336
671,600	BeiGene Ltd. - ADR (a)	162,916,728
822,880	Biogen, Inc. (a)	185,970,880
1,754,506	BioMarin Pharmaceutical, Inc. (a)	155,501,867
76,370	BioNTech SE - ADR (a)	13,141,750
848,700	Boston Scientific Corp. (a)	36,409,230
256,270	Bridgebio Pharma, Inc. (a)	2,529,385
1,274,830	Bristol-Myers Squibb Co.	82,723,719
270,250	CVS Health Corp.	28,784,328
55,000	Edwards Lifesciences Corp. (a)	6,006,000
2,063,571	Elanco Animal Health, Inc. (a)	53,735,389
1,425,878	Eli Lilly & Co.	349,896,202
4,821,843	Epizyme, Inc. (a)	5,930,867
1,988,060	FibroGen, Inc. (a)	29,999,825
53,800	Guardant Health, Inc. (a)	3,741,790
126,890	Illumina, Inc. (a)	44,261,770
610,409	Insulet Corp. (a)	151,381,432
22,860	IQVIA Holdings, Inc. (a)	5,598,414
773,100	LivaNova PLC (a)	58,067,541
51,900	Merck & Co., Inc.	4,228,812
5,251,936	Nektar Therapeutics (a)	58,401,528
806,366	Novartis AG - ADR	70,081,269
5,100	Omnicell, Inc. (a)	765,714
162,900	OraSure Technologies, Inc. (a)	1,441,665
127,060	PerkinElmer, Inc.	21,875,920
196,350	QIAGEN N.V. - EUR (a)	9,705,973
1,215,900	Rhythm Pharmaceuticals, Inc. (a)	9,009,819
118,074	Roche Holding AG - CHF	45,694,565
941,100	Seagen, Inc. (a)	126,587,361
82,850	Siemens Healthineers AG - EUR	5,324,101
186,540	Thermo Fisher Scientific, Inc.	108,435,702
513,200	Xencor, Inc. (a)	17,638,684
312,820	Zimmer Biomet Holdings, Inc.	38,483,116
		2,506,434,675

	Industrials - 13.0%
3,650,352	AECOM	252,348,834
318,846	Airbus SE - EUR (a)	40,714,244
2,771,701	American Airlines Group, Inc. (a)	45,649,915
60,000	AMETEK, Inc.	8,206,200
116,700	Carrier Global Corp.	5,564,256
352,600	Colfax Corp. (a)	14,498,912
385,210	Curtiss-Wright Corp.	51,152,036
1,052,600	Delta Air Lines, Inc. (a)	41,777,694
218,800	FedEx Corp.	53,794,168
129,130	General Dynamics Corp.	27,388,473
69,500	IDEX Corp.	14,973,080
1,029,864	Jacobs Engineering Group, Inc.	134,067,695
1,541,050	JetBlue Airways Corp. (a)	22,545,561
381,201	Lyft, Inc. - Class A (a)	14,683,863
24,400	Old Dominion Freight Line, Inc.	7,367,092
1,007,835	Siemens AG - EUR	160,014,319
2,706,500	Southwest Airlines Co. (a)	121,142,940
497,490	Textron, Inc.	33,859,169
11,400	TransDigm Group, Inc. (a)	7,024,566
140,200	Uber Technologies, Inc. (a)	5,243,480
68,300	Union Pacific Corp.	16,702,765
2,019,470	United Airlines Holdings, Inc. (a)	86,594,874
		1,165,314,136

	Information Technology - 24.9%
199,100	Adobe, Inc. (a)	106,379,130
631,700	Altair Engineering, Inc. - Class A (a)	39,746,564
371,850	Analog Devices, Inc.	60,972,244
349,100	Applied Materials, Inc.	48,238,638
64,800	ASML Holding N.V. - ADR	43,882,560
5,543,143	BlackBerry Ltd. (a)	45,620,067
45,000	Cerence, Inc. (a)	2,857,050
680,500	Cisco Systems, Inc.	37,883,435
51,000	Dell Technologies, Inc. - Class C (a)	2,897,310
573,300	Descartes Systems Group, Inc. (The) (a)	41,719,041
7,488,189	Flex Ltd. (a)	121,158,898
384,818	FormFactor, Inc. (a)	16,447,121
2,606,820	Hewlett Packard Enterprise Co.	42,569,371
724,576	HP, Inc.	26,613,676
1,344,930	Intel Corp.	65,659,483
14,400	Intuit, Inc.	7,995,312
601,000	Jabil, Inc.	36,955,490
132,500	Keysight Technologies, Inc. (a)	22,368,650
361,344	KLA Corp.	140,660,379
4,369,300	L.M. Ericsson Telephone Co. - ADR	54,091,934
557,920	MaxLinear, Inc. (a)	33,486,358
2,785,510	Micron Technology, Inc.	229,163,908
632,320	Microsoft Corp.	196,638,874
902,611	NetApp, Inc.	78,084,878
150,750	Nuance Communications, Inc. (a)	8,328,937
808,450	Nutanix, Inc. - Class A (a)	22,103,023
137,650	NVIDIA Corp.	33,704,979
370,000	Oracle Corp.	30,029,200
50,000	OSI Systems, Inc. (a)	4,147,000
16,010	Palo Alto Networks, Inc. (a)	8,283,574
58,100	PayPal Holdings, Inc. (a)	9,989,714
345,600	QUALCOMM, Inc.	60,742,656
20,900	RingCentral, Inc. - Class A (a)	3,688,641
39,400	salesforce.com, Inc. (a)	9,165,622
1,433,500	Splunk, Inc. (a)	177,639,320
2,014,999	Stratasys Ltd. (a)	48,037,576
143,900	Teradyne, Inc.	16,898,177
570,325	Texas Instruments, Inc.	102,367,634
426,010	Trimble, Inc. (a)	30,740,882
292,166	Universal Display Corp.	44,850,403
214,250	Visa, Inc. - Class A	48,456,922
23,000	VMware, Inc. - Class A	2,955,040
26,000	Western Digital Corp. (a)	1,345,240
155,690	WEX, Inc. (a)	25,062,976
347,500	Wolfspeed, Inc. (a)	32,748,400
		2,223,376,287

	Materials - 0.5%
209,400	Albemarle Corp.	46,222,956

	TOTAL COMMON STOCKS
	(Cost $4,136,867,586)	$8,703,361,298

Shares		Value
	SHORT-TERM INVESTMENTS - 2.3%
202,794,720	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (b)	$202,794,720
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $202,794,720)	202,794,720
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,339,662,306) - 99.6%	8,906,156,018
	Other Assets in Excess of Liabilities - 0.4%	33,672,714
	TOTAL NET ASSETS - 100.0%	$8,939,828,732

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2022. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$8,375,944,304	$327,416,994	$-	$8,703,361,298
	Short-Term Investments	202,794,720	-	-	202,794,720
	Total Investments in Securities	$8,578,739,024	$327,416,994	$-	$8,906,156,018

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.